Financial performance, Net Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financial performance [Abstract]
Interest income from external providers	$ 1,484	$ 61	$ 175
Other revenue	26	50	43
Net foreign exchange gain	1,811	3,375	0
Finance income	3,321	3,486	218
Bank charges	(6)	(12)	(15)
Net foreign exchange loss	0	0	(7,555)
Lease interest	(10)	(5)	(10)
Finance costs	(16)	(17)	(7,580)
Net finance income / (costs)	$ 3,305	$ 3,469	$ (7,362)